UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ancient Art, L.P.
Address: 610 West 5th Street
         Suite 600
         Austin, Texas  78701

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Quincy J. Lee
Title:     Manager of Trango II, L.L.C., the General Partner
Phone:     512.351.4440

Signature, Place, and Date of Signing:

     Quincy J. Lee     Austin, Texas     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $128,724 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMYLIN PHARMACEUTICALS INC     COM              032346108     2971    80309 SH       SOLE                    80309
BORDERS GROUP INC              COM              099709107     3355   315000 SH       SOLE                   315000
BURLINGTON NORTHN SANTA FE C   COM              12189T104      199       70 SH  CALL SOLE                       70
CRYPTOLOGIC LIMITED            SHS              G3159C109     9831   560194 SH       SOLE                   560194
DIAMOND HILL INVESTMENT GROU   COM NEW          25264R207      266     3636 SH       SOLE                     3636
DOLLAR FINL CORP               COM              256664103    12802   417127 SH       SOLE                   417127
E M C CORP MASS                COM              268648102    17140   925000 SH       SOLE                   925000
FIRST MARBLEHEAD CORP          COM              320771108       87     5695 SH       SOLE                     7695
GENERAL COMMUNICATION INC      CL A             369385109      695    79372 SH       SOLE                    79372
IONA TECHNOLOGIES PLC          SPONSORED ADR    46206P109      389   119418 SH       SOLE                   119418
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562P111      400   200000 SH       SOLE                   200000
KBR INC                        COM              48242W106     5975   154000 SH       SOLE                   154000
LAMAR ADVERTISING CO           CL A             512815101     4807   100000 SH       SOLE                   100000
LEARNING TREE INTL INC         COM              522015106    14364   625617 SH       SOLE                   625617
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     8323  2737870 SH       SOLE                  2737870
LODGENET ENTMT CORP            COM              540211109    11719   671940 SH       SOLE                   671940
NICHOLAS FINANCIAL INC         COM NEW          65373J209     5121   708304 SH       SOLE                   708304
PROSHARES TR                   ULTR SHRT MSCI   74347R354     2192    30000 SH       SOLE                    30000
SEARS HLDGS CORP               COM              812350106     3875    37968 SH       SOLE                    37968
TEEKAY CORPORATION             COM              Y8564W103    13777   258912 SH       SOLE                   258912
TFS FINL CORP                  COM              87240R107     3988   334042 SH       SOLE                   334042
TITAN INTL INC ILL             COM              88830M102     5006   160150 SH       SOLE                   160150
TRINITY INDS INC               COM              896522109      239     8600 SH       SOLE                     8600
TRIPLE-S MGMT CORP             CL B             896749108     1203    59527 SH       SOLE                    59527